Income taxes and deferred taxes - Additional information (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income taxes and deferred taxes
Additional tax accrual for uncertain position	€ 286,000	€ 172,000
Increase (Decrease) of income tax payable or reimbursed by subsidiaries.	121,000	243,000
Current tax liability	3,990,000	€ 4,317,000
Uncertain tax positions	€ 3,800,000